IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY (Tables)	9 Months Ended
Dec. 31, 2023
In-process Research And Development And Deferred Tax Liability
Schedule of in-process research and development

		Value as of
Project #	Description	December 31, 2023	March 31, 2023
iOx:
PORT-2 (IMM60)	Melanoma & Lung Cancers	$10,968	$36,181
PORT-3 (IMM65)	Ovarian/Prostate Cancers	–	21,709
		10,968	57,890

Oncomer/Saugatuck	DNA Aptamers	178	178

Tarus:
PORT-6 & PORT-7	Adenosine Receptors	22,723	22,723
PORT-8	Adenosine Receptors	420	420
PORT-9	Adenosine Receptors	472	472
		23,615	23,615

In-process research and development		$34,761	$81,683

Deferred tax liability		$1,549	$13,195